CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005